Summary of Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Summary of Significant Accounting Policies [Abstract]
Dilutive Effect of Profits in Interest Unit Agreements and Common Warrants Outstanding
The following table sets forth the calculation of earnings per share for the three and nine months ended June 30, 2020 (in thousands, except per share data):

Earnings per share:	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Numerator:
Net income attributable to OneWater Inc	$14,367	$15,452

Denominator:
Weighted-average number of unrestricted outstanding common shares used to calculate basic net income per share	6,088	6,088
Effect of dilutive securities:
Restricted stock units	9	5
Diluted weighted-average shares of Class A common stock outstanding used to calculate diluted net income per share	6,097	6,093

Earnings per share of Class A common stock – basic	$2.36	$2.54
Earnings per share of Class A common stock – diluted	$2.36	$2.54

OneWater LLC [Member]
Summary of Significant Accounting Policies [Abstract]
Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:
Years
Company vehicles	5
Buildings and improvements	10-39
Leasehold improvements	15
Machinery and equipment	5-7
Office equipment	5-7

Dilutive Effect of Profits in Interest Unit Agreements and Common Warrants Outstanding
The following table illustrates the dilutive effect of profits in interest unit agreements and common warrants outstanding:

	2019	2018	2017
Common units outstanding	76,121	75,333	75,000
Weighted average common unit equivalents outstanding	27,175	28,371	25,379
Diluted common unit equivalents	103,296	103,704	100,379